OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous liabilities [abstract]
Schedule of composition of other financial liabilities

The composition of other financial liabilities is as follows:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$
Current
(a) Interest bearing loans	1,288,749	1,814,647
(b) Hedge derivatives	12,200	24,881
Total current	1,300,949	1,839,528

Non-current
(a) Interest bearing loans	6,602,891	6,790,273
(b) Hedge derivatives	2,617	6,679
Total non-current	6,605,508	6,796,952

Schedule of composition of interest bearing loans

Obligations with credit institutions and debt instruments:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$
Current
Loans to exporters	314,618	278,164
Bank loans (1)	59,017	290,810
Guaranteed obligations	531,173	578,014
Other guaranteed obligations	2,170	1,908
Subtotal bank loans	906,978	1,148,896

Obligation with the public (2)	14,785	312,043
Financial leases	276,541	268,040
Other loans	90,445	85,668
Total current	1,288,749	1,814,647

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$
Non-current
Bank loans	260,433	294,477
Guaranteed obligations (3)	3,505,669	4,180,538
Other guaranteed obligations	240,007	254,512
Subtotal bank loans	4,006,109	4,729,527

Obligation with the public (4) (5) (6)	1,569,281	997,302
Financial leases	832,964	754,321
Other loans	194,537	309,123
Total non-current	6,602,891	6,790,273
Total obligations with financial institutions	7,891,640	8,604,920

(1) On September 29, 2016 TAM Linhas Aéreas S.A. obtained financing for US$ 200 million, guaranteed with 18% of the shares of Multiplus S.A., percentage adjustable depending on the shares price. Additionally, TAM obtained a hedging economic (Cross Currency Swap) for the same amount and period, in order to convert the commitment currency from US$ to BRL.

On March 30, 2017, TAM Linhas Aéreas S.A. restructured the financing mentioned in the previous paragraph, modifying the nominal amount of the transaction to US $ 137 million.

On September 27, 2017, TAM Linhas Aéreas S.A. made the payment of capital plus interest corresponding to the last installment of the financing described above. Simultaneously, all the garments were lifted on the shares of Multiplus S.A. delivered as collateral.

(2) On April 25, 2017, the payment of the principal plus interest on the long-term bonds issued by the company TAM Capital Inc. for an amount of US$ 300,000,000 at an interest rate of 7.375% annual. The payment consisted of 100% of the capital, US$ 300,000,000, and interest accrued as of the date of payment for ThUS $ 11,063.

(3) On April 10, 2017, the issuance and private placement of debt securities in the amount of US$ 140,000,000 was made under the current structure of the Enhanced Equipment Trust Certificates ("EETC") issued and placed the year 2015 to finance the acquisition of eleven Airbus A321-200, two Airbus A350-900 and four Boeing 787-9 with arrivals between July 2015 and April 2016. The offer is made up of Class C Certificates, which are subordinate to the Current Class A Certificates and Class B Certificates held by the Company. The term of the Class C Certificates is six years and expires in 2023.

(4) On April 11, 2017, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group SA, has issued and placed on the international market, pursuant to Rule 144 -A and Regulation S of the securities laws of the United States of America, long-term unsecured bonds in the amount of US$ 700,000,000, maturing in 2024 at an annual interest rate of 6.875%.

As reported in the essential fact of April 6, 2017, the Issue and placement of the 144-A Bonds was intended to finance general corporate purposes of LATAM.

(5) On August 17, 2017, LATAM made the placement in the local market (Santiago Stock Exchange) of the Series A Bonds (BLATM-A), Series B (BLATM-B), Series C (BLATM-) C) and Series D (BLATM-D), which correspond to the first issue of bonds charged to the line inscribed in the Securities Registry of the Commission for the Financial Market (“CMF”), under number 862 for a total of UF 9,000,000.

The total amount placed of the Series A Bond was UF 2,500,000; The total amount placed of the Series B Bond was UF 2,500,000. The total amount placed of the Series C Bond was UF 1,850,000. The total amount placed of the Series D Bond was UF 1,850,000, thus totaling UF 8,700,000.

The Series A Bonds have an expiration date on June 1, 2022 and an annual interest rate of 5.25%. The Series B Bonds have an expiration date on January 1, 2028 and an annual interest rate of 5.75%. The Series C Bonds have an expiration date on June 1, 2022 and an annual interest rate of 5.25%. The Series D Bonds have an expiration date on January 1, 2028 and an annual interest rate of 5.75%.

The proceeds of the placement of the Series A, Series B, Series C and Series D Bonds were allocated in full to the partial financing of the early redemption of the total bonds of TAM Capital 3 inc.

(6) On September 1, 2017, TAM Capital 3 Inc., a company controlled indirectly by TAM S.A. through its subsidiary TAM Linhas Aéreas SA, which consolidates its financial statements with LATAM, made the full advance redemption of the bonds it placed abroad on June 3, 2011, for an amount of US $ 500 million at a 8.375% rate and with an expiration date on June 3, 2021. The total redemption was partially financed with the placement of bonds in the local market described in number (5) above, and the balance, with other funds available from the Company.

Schedule of currency balances of interest bearing loans

Currency balances that make the interest bearing loans:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$
Currency

Brazilian real	130	1,253
Chilean peso (U.F.)	521,122	203,194
US Dollar	7,370,388	8,400,473

Total	7,891,640	8,604,920

Schedule of interest-bearing loans catrgories by installments

Interest-bearing loans due in installments to December 31, 2017

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	ThUS$	75,000	-	-	-	-	75,000	75,781	-	-	-	-	75,781	At Expiration	2.30	2.30
97.032.000-8	BBVA	Chile	UF	-	55,801	-	-	-	55,801	-	55,934	-	-	-	55,934	At Expiration	3.57	2.77
97.036.000-K	SANTANDER	Chile	ThUS$	30,000	-	-	-	-	30,000	30,129	-	-	-	-	30,129	At Expiration	2.49	2.49
97.030.000-7	ESTADO	Chile	ThUS$	40,000	-	-	-	-	40,000	40,071	-	-	-	-	40,071	At Expiration	2.57	2.57
97.003.000-K	BANCO DO BRASIL	Chile	ThUS$	100,000	-	-	-	-	100,000	100,696	-	-	-	-	100,696	At Expiration	2.40	2.40
97.951.000-4	HSBC	Chile	ThUS$	12,000	-	-	-	-	12,000	12,007	-	-	-	-	12,007	At Expiration	2.03	2.03

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	21,298	21,360	42,006	-	-	84,664	21,542	21,360	41,548	-	-	84,450	Quarterly	3.68	3.68
0-E	BLADEX	U.S.A.	ThUS$	-	15,000	15,000	-	-	30,000	-	15,133	14,750	-	-	29,883	Semiannual	5.51	5.51
97.036.000-K	SANTANDER	Chile	ThUS$	-	-	202,284	-	-	202,284	439	-	202,284	-	-	202,723	Quarterly	4.41	4.41

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	ThUS$	-	-	500,000	-	700,000	1,200,000	-	13,047	492,745	-	697,536	1,203,328	At Expiration	7.44	7.03
97.030.000-7	ESTADO	Chile	UF	-	-	-	189,637	189,637	379,274	-	1,738		189,500	189,500	380,738	At Expiration	5.50	5.50

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	7,767	23,840	54,074	12,410	-	98,091	8,101	23,840	52,924	12,026	-	96,891	Quarterly	2.66	2.22
0-E	BNP PARIBAS	U.S.A.	ThUS$	10,929	44,145	114,800	119,948	285,399	575,221	13,328	44,781	111,319	117,987	282,714	570,129	Quarterly	3.41	3.40
0-E	WELLS FARGO	U.S.A.	ThUS$	27,223	82,402	225,221	233,425	240,716	808,987	30,143	82,402	203,371	224,295	236,179	776,390	Quarterly	2.46	1.75
0-E	WILMINGTON TRUST	U.S.A.	ThUS$	20,427	61,669	175,334	183,332	594,091	1,034,853	26,614	61,669	169,506	180,520	590,723	1,029,032	Quarterly	4.48	4.48
0-E	CITIBANK	U.S.A.	ThUS$	11,994	36,501	101,230	104,308	97,184	351,217	13,231	36,501	95,208	101,558	94,807	341,305	Quarterly	3.31	2.47
0-E	BTMU	U.S.A.	ThUS$	2,856	8,689	24,007	25,278	13,904	74,734	3,082	8,689	22,955	24,941	13,849	73,516	Quarterly	2.87	2.27
0-E	APPLE BANK	U.S.A.	ThUS$	1,401	4,278	11,828	12,474	7,242	37,223	1,583	4,278	11,303	12,303	7,212	36,679	Quarterly	2.78	2.18
0-E	US BANK	U.S.A.	ThUS$	15,157	45,992	126,550	132,441	152,693	472,833	17,364	45,992	109,705	125,006	148,318	446,385	Quarterly	4.00	2.82
0-E	DEUTSCHE BANK	U.S.A.	ThUS$	2,965	9,127	25,826	28,202	30,786	96,906	3,534	9,127	25,130	27,739	30,323	95,853	Quarterly	4.39	4.39
0-E	NATIXIS	France	ThUS$	14,645	44,627	107,068	91,823	154,848	413,011	15,642	44,627	105,056	90,823	153,124	409,272	Quarterly	3.42	3.40
0-E	PK AIRFINANCE	U.S.A.	ThUS$	2,163	6,722	19,744	17,871	-	46,500	2,225	6,722	19,744	17,871	-	46,562	Monthly	3.18	3.18
0-E	KFW IPEX-BANK	Germany	ThUS$	2,397	6,678	16,173	1,640	-	26,888	2,428	6,677	16,174	1,640	-	26,919	Quarterly	3.31	3.31
0-E	AIRBUS FINANCIAL	U.S.A.	ThUS$	1,855	5,654	15,416	-	-	22,925	1,900	5,654	15,416	-	-	22,970	Monthly	3.19	3.19
0-E	INVESTEC	England	ThUS$	1,374	7,990	20,440	22,977	10,597	63,378	1,808	8,181	19,801	22,769	10,565	63,124	Semiannual	6.04	6.04
-	SWAP Aviones llegados	-	ThUS$	301	749	765	-	-	1,815	301	749	765	-	-	1,815	Quarterly		-

Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	-	-	241,287	-	-	241,287	2,170	-	240,007	-	-	242,177	At Expiration	3.38	3.38

Financial leases

0-E	ING	U.S.A.	ThUS$	5,347	10,779	26,831	-	-	42,957	5,717	10,779	26,500	-	-	42,996	Quarterly	5.67	5.00
0-E	CITIBANK	U.S.A.	ThUS$	11,206	34,267	86,085	49,853	2,863	184,274	12,013	34,267	84,104	49,516	2,859	182,759	Quarterly	3.78	3.17
0-E	PEFCO	U.S.A.	ThUS$	12,526	32,850	22,407	-	-	67,783	12,956	32,850	22,088	-	-	67,894	Quarterly	5.46	4.85
0-E	BNP PARIBAS	U.S.A.	ThUS$	13,146	33,840	48,823	2,296	-	98,105	13,548	33,840	48,253	2,293	-	97,934	Quarterly	3.66	3.25
0-E	WELLS FARGO	U.S.A.	ThUS$	10,630	33,866	91,162	64,471	20,984	221,113	11,460	33,866	88,674	63,860	20,903	218,763	Quarterly	3.17	2.67
97.036.000-K	SANTANDER	Chile	ThUS$	5,459	16,542	45,416	46,472	3,134	117,023	5,813	16,542	44,010	46,153	3,128	115,646	Quarterly	2.51	1.96
0-E	RRPF ENGINE	England	ThUS$	265	2,430	6,856	7,441	8,991	25,983	265	2,430	6,856	7,441	8,991	25,983	Monthly	4.01	4.01

Other loans

0-E	CITIBANK (*)	U.S.A.	ThUS$	21,822	67,859	196,210	-	-	285,891	22,586	67,859	194,537	-	-	284,982	Quarterly	6.00	6.00

	Total			482,153	713,657	2,562,843	1,346,299	2,513,069	7,618,021	508,477	729,534	2,484,733	1,318,241	2,490,731	7,531,716

(*) Bonus securitized with the future flows of credit card sales in the United States and Canada.

Interest-bearing loans due in installments to December 31, 2017

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans

0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	ThUS$	130	401	1,161	690	-	2,382	142	401	1,161	690	-	2,394	Monthly	6.01	6.01

Financial leases

0-E	NATIXIS	France	ThUS$	2,853	6,099	19,682	70,402	-	99,036	3,592	6,099	19,682	70,402	-	99,775	Quarterly/Semiannual	5.59	5.59
0-E	WACAPOU LEASING S.A.	Luxemburg	ThUS$	696	2,125	6,020	3,206	-	12,047	732	2,125	6,020	3,207	-	12,084	Quarterly	3.69	3.69
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	ThUS$	8,964	27,525	208,024	-	-	244,513	9,992	27,525	208,024	-	-	245,541	Quarterly	4.87	4.81
0-E	BANCO IBM S.A	Brazil	BRL	21	-	-	-	-	21	21	-	-	-	-	21	Monthly	6.89	6.89
0-E	SOCIETE GENERALE	France	BRL	101	8	-	-	-	109	101	8	-	-	-	109	Monthly	6.89	6.89

	Total			12,765	36,158	234,887	74,298	-	358,108	14,580	36,158	234,887	74,299	-	359,924

	Total consolidated			494,918	749,815	2,797,730	1,420,597	2,513,069	7,976,129	523,057	765,692	2,719,620	1,392,540	2,490,731	7,891,640

Interest-bearing loans due in installments to December 31, 2016

Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Loans to exporters

97.032.000-8	BBVA	Chile	ThUS$	75,000	-	-	-	-	75,000	75,234	-	-	-	-	75,234	At Expiration	1.85	1.85
97.032.000-8	BBVA	Chile	UF	-	50,381	-	-	-	50,381	-	50,324	-	-	-	50,324	At Expiration	5.23	4.43
97.036.000-K	SANTANDER	Chile	ThUS$	30,000	-	-	-	-	30,000	30,183	-	-	-	-	30,183	At Expiration	2.39	2.39
97.030.000-7	ESTADO	Chile	ThUS$	40,000	-	-	-	-	40,000	40,098	-	-	-	-	40,098	At Expiration	1.91	1.91
97.003.000-K	BANCO DO BRASIL	Chile	ThUS$	70,000	-	-	-	-	70,000	70,323	-	-	-	-	70,323	At Expiration	3.08	3.08
97.951.000-4	HSBC	Chile	ThUS$	12,000	-	-	-	-	12,000	12,002	-	-	-	-	12,002	At Expiration	1.79	1.79

Bank loans

97.023.000-9	CORPBANCA	Chile	UF	19,229	57,686	60,186	16,254	-	153,355	19,819	57,686	59,176	16,189	-	152,870	Quarterly	4.06	4.06
0-E	BLADEX	U.S.A.	ThUS$	-	12,500	30,000	-	-	42,500	-	12,667	29,625	-	-	42,292	Semiannual	5.14	5.14
0-E	DVB BANK SE	U.S.A.	ThUS$	-	-	28,911	-	-	28,911	3	-	28,911	-	-	28,914	Quarterly	1.86	1.86
97.036.000-K	SANTANDER	Chile	ThUS$	-	-	158,194	-	-	158,194	542	-	158,194	-	-	158,736	Quarterly	3.55	3.55

Obligations with the public
0-E	BANK OF NEW YORK	U.S.A.	ThUS$	-	-	-	500,000	-	500,000	2,291	-	-	489,885	-	492,176	At Expiration	7.77	7.25

Guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	11,073	29,252	62,209	32,172	3,711	138,417	11,454	29,252	60,781	31,221	3,631	136,339	Quarterly	2.21	1.81
0-E	BNP PARIBAS	U.S.A.	ThUS$	10,496	42,401	111,962	118,181	345,078	628,118	12,792	43,023	108,271	116,067	341,481	621,634	Quarterly	2.97	2.96
0-E	WELLS FARGO	U.S.A.	ThUS$	31,448	95,186	260,112	269,512	400,087	1,056,345	35,211	95,186	233,012	257,387	391,253	1,012,049	Quarterly	2.37	1.68
0-E	WILMINGTON TRUST	U.S.A.	ThUS$	15,554	49,236	135,254	140,848	626,444	967,336	20,997	49,236	130,792	138,455	622,153	961,633	Quarterly	4.25	4.25
0-E	CITIBANK	U.S.A.	ThUS$	17,495	53,162	146,932	154,774	175,805	548,168	19,059	53,162	138,257	150,891	172,087	533,456	Quarterly	2.72	1.96
97.036.000-K	SANTANDER	Chile	ThUS$	5,347	16,204	44,472	46,386	26,165	138,574	5,680	16,204	42,707	45,815	26,063	136,469	Quarterly	1.98	1.44
0-E	BTMU	U.S.A.	ThUS$	2,787	8,470	23,393	24,635	26,705	85,990	3,001	8,470	22,132	24,149	26,519	84,271	Quarterly	2.31	1.72
0-E	APPLE BANK	U.S.A.	ThUS$	1,364	4,167	11,516	12,146	13,561	42,754	1,538	4,166	10,889	11,902	13,464	41,959	Quarterly	2.29	1.69
0-E	US BANK	U.S.A.	ThUS$	14,817	44,958	123,705	129,462	219,666	532,608	17,298	44,958	104,709	120,509	211,895	499,369	Quarterly	3.99	2.81
0-E	DEUTSCHE BANK	U.S.A.	ThUS$	4,992	15,365	24,725	26,984	45,197	117,263	5,570	15,365	24,023	26,515	44,522	115,995	Quarterly	3.86	3.86
0-E	NATIXIS	France	ThUS$	12,289	37,388	98,873	82,066	192,235	422,851	13,038	37,388	97,469	81,130	190,048	419,073	Quarterly	2.60	2.57
0-E	PK AIRFINANCE	U.S.A.	ThUS$	2,018	6,268	18,413	24,944	3,144	54,787	2,071	6,269	18,412	24,944	3,144	54,840	Monthly	2.40	2.40
0-E	KFW IPEX-BANK	Germany	ThUS$	2,288	7,015	17,869	9,019	-	36,191	2,319	7,015	17,869	9,019	-	36,222	Quarterly	2.55	2.55
0-E	AIRBUS FINANCIAL	U.S.A.	ThUS$	1,797	5,476	15,262	7,664	-	30,199	1,841	5,477	15,261	7,664	-	30,243	Monthly	2.49	2.49
0-E	INVESTEC	England	ThUS$	1,298	7,526	19,290	21,667	22,421	72,202	1,771	7,733	18,533	21,368	22,309	71,714	Semiannual	5.67	5.67
-	SWAP Aviones llegados	-	ThUS$	403	1,067	1,658	158	-	3,286	403	1,067	1,658	158	-	3,286	Quarterly	-	-

Other guaranteed obligations

0-E	CREDIT AGRICOLE	France	ThUS$	-	-	256,860	-	-	256,860	1,908	-	254,512	-	-	256,420	Quarterly	2.85	2.85

Financial leases

0-E	ING	U.S.A.	ThUS$	5,089	15,653	31,151	11,805	-	63,698	5,641	15,652	30,577	11,771	-	63,641	Quarterly	5.62	4.96
0-E	CREDIT AGRICOLE	France	ThUS$	1,754	5,403	-	-	-	7,157	1,780	5,403	-	-	-	7,183	Quarterly	1.85	1.85
0-E	CITIBANK	U.S.A.	ThUS$	4,956	15,312	44,177	13,804	-	78,249	5,622	15,312	43,413	13,762	-	78,109	Quarterly	6.40	5.67
0-E	PEFCO	U.S.A.	ThUS$	15,979	47,048	63,957	3,827	-	130,811	16,852	47,048	63,072	3,819	-	130,791	Quarterly	5.39	4.79
0-E	BNP PARIBAS	U.S.A.	ThUS$	12,520	38,494	75,958	22,147	-	149,119	13,122	38,494	74,776	22,079	-	148,471	Quarterly	3.69	3.26
0-E	WELLS FARGO	U.S.A.	ThUS$	4,678	14,261	39,862	42,663	1,862	103,326	5,018	14,260	38,834	42,430	1,861	102,403	Quarterly	3.98	3.54
0-E	DVB BANK SE	U.S.A.	ThUS$	4,680	9,447	-	-	-	14,127	4,713	9,448	-	-	-	14,161	Quarterly	2.57	2.57
0-E	RRPF ENGINE	England	ThUS$	-	-	6,402	6,955	11,917	25,274	-	-	6,402	6,955	11,917	25,274	Monthly	2.35	2.35

Other loans

0-E	BOEING	U.S.A.	ThUS$	-	-	26,214	-	-	26,214	185	-	26,214	-	-	26,399	At Expiration	2.35	2.35
0-E	CITIBANK (*)	U.S.A.	ThUS$	20,555	63,942	184,866	101,026	-	370,389	21,541	63,942	182,043	100,866	-	368,392	Quarterly	6.00	6.00

	Total			451,906	753,268	2,122,383	1,819,099	2,113,998	7,260,654	480,920	754,207	2,040,524	1,774,950	2,082,347	7,132,948

(*) Securitized bond with the future flows from the sales with credit card in United States and Canada.

Interest-bearing loans due in installments to December 31, 2016

Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil.

					Nominal values						Accounting values
					More than	More than	More than				More than	More than	More than
				Up to	90 days	one to	three to	More than	Total	Up to	90 days	one to	three to	More than	Total
		Creditor		90	to one	three	five	five	nominal	90	to one	three	five	five	accounting		Effective	Nominal
Tax No.	Creditor	country	Currency	days	year	years	years	years	value	days	year	years	years	years	value	Amortization	rate	rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans

0-E	NEDERLANDSCHE
	CREDIETVERZEKERING MAATSCHAPPIJ	Holland	ThUS$	122	378	1,094	1,234	54	2,882	137	378	1,094	1,233	55	2,897	Monthly	6.01	6.01
0-E	CITIBANK	U.S.A	ThUS$	-	200,000	-	-	-	200,000	(151)	199,729	-	-	-	199,578	At Expiration	3.39	3.14

Obligation with the public

0-E	THE BANK OF NEW YORK	U.S.A	ThUS$	-	300,000	-	500,000	-	800,000	8,173	301,579	4,119	503,298	-	817,169	At Expiration	8.17	8.00

Financial leases

0-E	AFS INVESTMENT IX LLC	U.S.A	ThUS$	2,086	6,437	18,556	8,369	-	35,448	2,253	6,437	18,556	8,369	-	35,615	Monthly	1.25	1.25
0-E	DVB BANK SE	U.S.A	ThUS$	118	164	-	-	-	282	119	164	-	-	-	283	Monthly	2.50	2.50
0-E	GENERAL ELECTRIC CAPITAL CORPORATION	U.S.A	ThUS$	3,771	5,075	-	-	-	8,846	3,794	5,075	-	-	-	8,869	Monthly	2.30	2.30
0-E	KFW IPEX-BANK	Germany	ThUS$	579	1,544	-	-	-	2,123	583	1,544	-	-	-	2,127	Monthly/Quarterly	2.80	2.80
0-E	NATIXIS	France	ThUS$	2,675	5,732	18,485	38,820	41,731	107,443	3,533	5,732	18,485	38,820	41,731	108,301	Quarterly/Semiannual	4.90	4.90
0-E	WACAPOU LEASING S.A.	Luxemburg	ThUS$	668	2,038	5,768	6,280	-	14,754	709	2,038	5,768	6,280	-	14,795	Quarterly	3.00	3.00
0-E	SOCIÉTÉ GÉNÉRALE MILAN BRANCH	Italy	ThUS$	8,547	26,275	74,783	169,730	-	279,335	9,779	26,275	74,783	169,730	-	280,567	Quarterly	4.18	4.11
0-E	BANCO IBM S.A	Brazil	BRL	260	749	22	-	-	1,031	260	749	21	-	-	1,030	Monthly	13.63	13.63
0-E	HP FINANCIAL SERVICE	Brazil	BRL	222	-	-	-	-	222	222	-	-	-	-	222	Monthly	10.02	10.02
0-E	SOCIETE GENERALE	France	BRL	102	307	110	-	-	519	102	307	110	-	-	519	Monthly	13.63	13.63

	Total			19,150	548,699	118,818	724,433	41,785	1,452,885	29,513	550,007	122,936	727,730	41,786	1,471,972

	Total consolidated			471,056	1,301,967	2,241,201	2,543,532	2,155,783	8,713,539	510,433	1,304,214	2,163,460	2,502,680	2,124,133	8,604,920

Schedule of hedge derivatives

Hedge derivatives

					Total hedge
	Current liabilities		Non-current liabilities		derivatives
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Accrued interest from the last date of interest rate swap	1,189	2,148	-	-	1,189	2,148
Fair value of interest rate derivatives	8,919	9,578	2,617	6,679	11,536	16,257
Fair value of foreign currency derivatives	2,092	13,155	-	-	2,092	13,155
Total hedge derivatives	12,200	24,881	2,617	6,679	14,817	31,560

Schedule of hedging operation

The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

	As of	As of
	December 31,	December 31,
	2017	2016
	ThUS$	ThUS$

Cross currency swaps (CCS) (1)	38,875	(12,286)
Interest rate swaps (2)	(6,542)	(16,926)
Fuel options (3)	10,711	10,088
Currency forward - options US$/GBP$ (4)	-	618
Currency forward - options US$/EUR$ (4)	-	109
Currency options R$/US$ (4)	4,370	(1,752)
Currency options CLP/US$ (4)	636	-

(1)	Covers the significant variations in cash flows associated with market risk implicit in the changes in the 3-month LIBOR interest rate and the exchange rate US$/UF of bank loans. These contracts are recorded as cash flow hedges and fair value.

(2)	Covers the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.

(3)	Covers significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(4)	Covers the foreign exchange risk exposure of operating cash flows caused mainly by fluctuations in the exchange rate R$/US$, US$/EUR and US$/GBP. These contracts are recorded as cash flow hedges.

Schedule of comprehensive income

The amounts recognized in comprehensive income during the period and transferred from net equity to income are as follows:

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Debit (credit) recognized in comprehensive income during the period	18,344	127,390	80,387
Debit (credit) transferred from net equity to income during the period	(15,000)	(113,403)	(151,244)